Summary of Significant Accounting Policies - Schedule of Recognizing Revenue (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Recognizing Revenue [Line Items]
Expected timing of recognizing revenue	$ 56,361,136	$ 47,889,729
Within one year [Member]
Schedule of Recognizing Revenue [Line Items]
Expected timing of recognizing revenue	37,935,694	37,435,203
More than one year but not more than two years [Member]
Schedule of Recognizing Revenue [Line Items]
Expected timing of recognizing revenue	15,308,438	8,664,731
More than two years [Member]
Schedule of Recognizing Revenue [Line Items]
Expected timing of recognizing revenue	$ 3,117,004	$ 1,789,795